Condensed Statements Of Consolidated Income - USD ($) $ in Millions		3 Months Ended		6 Months Ended		12 Months Ended
		Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017 [1]	Dec. 31, 2016
Operating revenues (Note 3)		$ 1,041	$ 1,021	$ 2,057	$ 2,011	$ 4,101	$ 3,958	$ 3,920	[1]
Operating expenses:
Wholesale transmission service		254	238	514	483	962	929	894	[1]
Operation and maintenance		204	203	425	422	875	731	726	[1]
Depreciation and amortization		178	168	350	334	671	762	785	[1]
Provision in lieu of income taxes (Note 9)		31	47	56	80	152	266	269	[1]
Taxes other than amounts related to income taxes		121	121	243	246	496	462	451	[1]
Total operating expenses		788	777	1,588	1,565	3,156	3,150	3,125	[1]
Operating income		253	244	469	446	945	808	795	[1]
Other deductions and (income) - net (Note 10)		25	18	42	50	84	46	43	[1]
Nonoperating provision (benefit) in lieu of income taxes (Note 5)		(4)	(4)	(7)	(11)	(35)	1	(15)	[1]
Interest expense and related charges (Note 10)		93	87	179	175	351	342	336	[1]
Net income		$ 139	$ 143	$ 255	$ 232	545	419	431	[1]
Nonaffiliates [Member]
Operating revenues (Note 3)						$ 4,101	$ 3,958	3,205	[1]
Affiliates [Member]
Operating revenues (Note 3)	[1]							$ 715

[1]	As adjusted for the retrospective adoption of ASU 2017-07, as discussed in Note 1.